Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 12 — CONTRACT LIABILITIES

Contract liabilities consisted of the following:

	As of March 31,
	2026	2025
Balance at beginning of the year	$4,499	$20,445
Additions	53,914	143,447
Recognize to revenue from the beginning balance	(4,485)	(20,531)
Recognized to revenue during the year	(14,371)	(138,983)
Exchange difference	(197)	121
Balance at the end of year	$39,360	$4,499

Contract liabilities represent the payment advanced from customers.